WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Warrants and Rights Note Disclosure [Abstract]
WARRANTS
11.	PUBLIC AND PRIVATE WARRANTS
As part of the closing of the Business Combination, the Company assumed Public Warrants and Private Warrants to purchase up to 10,666,666 shares and 5,600,000 shares of common stock of the Post Combination Company, respectively, which were exercisable at $11.50 per share.
Until settlement, Public Warrants could only be exercised for a whole number of shares. No fractional shares would be issued upon exercise of the Public Warrants. The Public Warrants became exercisable on September 29, 2021, one year from the closing of the Vector initial public offering.
Warrant Redemption
On December 22, 2021, the Company announced the planned redemption of all of its Public Warrants and Private Warrants. On January 20, 2022, the Company extended the redemption date of its public warrants to January 31, 2022. In connection with the redemption, Public Warrants were to be exercised by holders prior to

January
31, 2022 either (i) in cash, at an exercise price of $
11.50
per share of the Company’s common stock or (ii) on a cashless basis, for
0.2843
shares of common stock per Private Warrant and Public Warrant.
During the three months ended March 31, 2022, an aggregate of 10,383,077 Public Warrants were exercised on a cashless basis in exchange for the issuance of 2,951,781 shares and 10,969 Public Warrants were exercised for an aggregate of 10,969 shares of Company common stock at an exercise price of $11.50 per share, for aggregate cash proceeds to the Company of $126. At the conclusion of the redemption notice period on January 31, 2022, the remaining 270,470 Public Warrants issued and outstanding were redeemed at a price of $0.10 per warrant for aggregate cash payment from the Company of $27. On January 31, 2022, the Public Warrants were delisted from Nasdaq. In addition, during the three months ended March 31, 2022, the 5,600,000 Private Warrants were exercised on a cashless basis for an aggregate of 1,592,080 shares of the Company’s common stock.
The Public Warrants and Private Warrants were remeasured to fair value as of the exercise or redemption date, resulting in a gain of $13,482 for three months ended March 31, 2022.

11.	WARRANTS
Equity Classified Common Stock Warrants
During December 2020, in connection with the Loan and Security Agreement (see Note 10), the Company issued warrants to acquire 121,689 shares of common stock at an exercise price of $1.28 per share at any given time during a period of ten years beginning on the instrument’s issuance date. The fair value of these warrants was $496 at issuance which was recorded to interest expense upon repayment of the amounts outstanding under the Loan and Security Agreement during the year ended December 31, 2021.
During 2016, the Company issued warrants to acquire 463,710 shares of common stock at an exercise price of approximately $0.09 per share at any given time during a period of ten years beginning on the instrument’s issuance date. The estimated fair value of these warrants was $23 at issuance, reflected as equity in the consolidated balance sheet as of December 31, 2020 within additional paid-in
capital.
The warrants were classified as equity in accordance with ASC 480,
Distinguishing Liabilities from Equity
, as the agreements provide for the settlement of the instruments in shares of common stock. The warrants were required to be measured at fair value at inception and recorded as a component of equity in the consolidated balance sheets.
On September 10, 2021, all 585,399 warrants were exercised on a net share basis, which resulted in the holders of the warrants receiving 575,840 shares of common stock.
Liability Classified Preferred Stock Warrants
During 2015, the Company issued warrants to acquire 305,981 shares of Legacy Rocket Lab Series B Preferred Stock at an exercise price of approximately $0.20 per share at any given time during a period of ten years beginning on the instrument’s issuance date. The fair value of the warrants was $1,466 as of December 31, 2020. In connection with the Business Combination, these warrants were exchanged for warrants to acquire 305,981 shares of common stock at an exercise price of approximately $0.20 per share. Immediately prior to the exchange, the warrants were adjusted to current fair value of $2,975.
On September 10, 2021, all 305,981 common stock warrants were exercised on a net share basis, which resulted in the holders of the warrants receiving 303,047 shares of common stock.
During 2016, the Company issued warrants to acquire 118,591 shares and 699,388 shares of Legacy Rocket Lab Series C and D Preferred Stock, respectively, at an exercise price of $0.25 and $2.10 per share, respectively, as a sales incentive for entering into a development agreement with a current customer. The warrants vest as certain milestones within the development agreement are achieved and cost associated with the vesting of the warrants is recognized as a reduction in revenues within the condensed consolidated statements of operations and comprehensive loss as the related revenue is recognized. The cost associated with the remeasurement of the vested warrants to fair value is recognized within other (expense) income, net within the condensed consolidated statements of operations and comprehensive loss. As of December 31, 2020, warrants to purchase 86,973 shares of Legacy Rocket Lab Series C Preferred Stock and 512,885 shares of Legacy Rocket Lab Series D Preferred Stock were vested. The fair value of the vested warrants was $2,433 as of December 31, 2020.
On July 12, 2021, all of the warrants to purchase Legacy Rocket Lab Series C and D Preferred Stock were exercised into shares of Legacy Rocket Lab Series C and D Preferred Stock. The fair value of the warrants was $6,514 immediately prior to their exercise. The proceeds of the exercise of the warrants are reflected as equity in the condensed consolidated balance sheet as of December 31, 2021 within additional paid-in
capital.
As of December 31, 2020, and for the period prior to their exchange for common stock warrants or exercise, the above warrants to purchase Legacy Rocket Lab preferred stock were classified as liabilities in accordance with ASC 480,
Distinguishing Liabilities from Equity
, as the agreements provided for net cash settlement upon a change in control, which is outside the control of the Company. The warrants were required to be remeasured to fair value at each reporting period with any changes in fair value recorded within other (expense) income, net within the condensed consolidated statements of operations and comprehensive loss and the fair value reported as a liability in the condensed consolidated balance sheets. Upon the exercise of the warrants to purchase Legacy Rocket Lab Series C and D Preferred Stock and the exchange of the warrants to purchase Legacy Rocket Lab Series C and D Preferred Stock for warrants to purchase common stock, the carrying values of the warrants were reclassified to equity in the condensed consolidated balance sheet as of December 31, 2021 within additional paid-in
capital.
Public and Private Warrants
As part of the closing of the Business Combination, the Company assumed Public Warrants and Private Warrants to purchase up to 10,666,666 shares and 5,600,000 shares of common stock of the Post Combination Company, respectively, which are exercisable at $11.50 per share.
Public Warrants may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants became exercisable on September 29, 2021, one year from the closing of the Vector IPO. The Public Warrants will expire five years from the completion of the Business Combination or earlier upon redemption or liquidation.
Redemption of warrants when the price per common share equals or exceeds $18.00.
Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described with respect to the Private Warrants):

•	in whole and not in part;

•	at a price of $0.01 per warrant;

•	upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and

•
if, and only if, the closing price of the common shares equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders.

Redemption of warrants when the price per common share equals or exceeds $10.00.
Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described with respect to the Private Warrants):

•	in whole and not in part:

•
at a price of $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares set forth in the warrant agreement determined based on the redemption date and the fair market value of the common shares;

•
if, and only if, the closing price of the common shares equals or exceeds $10.00 per share (as adjusted) for any 20 trading days within the 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders; and

•
if the closing price of the common shares for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders is less than $18.00 per share (as adjusted), the Private Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above.

If the Company calls the Public Warrants for redemption, as described above under the heading “
Redemption of warrants when the price per common share equals or exceeds $10.00
,” its management will have the option to require any holder that wishes to exercise the Public Warrants do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of common shares issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, except as described below, the Public Warrants will not be adjusted for issuances of common shares at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the Public Warrants.
The Private Warrants are identical to the Public Warrants, except that the Private Warrants and the common shares issuable upon the exercise of the Private Warrants were not transferable, assignable or salable until 30 days after the Business Combination, subject to certain limited exceptions. Additionally, the Private Warrants will be exercisable on a cashless basis and be non-redeemable,
except as described above under the heading “
Redemption of warrants when the price per common share equals or exceeds $10.00
,” so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
As of December 31, 2021, the Public and Private Warrants are classified as liabilities in accordance with ASC 815,
Derivatives and Hedging
. The warrants are required to be remeasured to fair value at each reporting period with any changes in fair value recorded within other (expense) income, net within the condensed consolidated statements of operations and comprehensive loss and the fair value reported as a liability in the condensed consolidated balance sheets.
On December 22, 2021, the Company announced it would redeem (the “Redemption”) all of its Public Warrants and Private Warrants for a redemption price of $0.10 per Warrant (the “Redemption Price”). In connection with the Redemption, Public Warrants may be exercised by holders prior to January 31, 2022 either (i) in cash, at an exercise price of $11.50 per share of the Company’s common stock or (ii) on a cashless basis, for 0.2843 shares of common stock per Public Warrant. See Note 22 for more information.